Geographic Data	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Geographic Data

7. Geographic Data

As previously discussed in the Company’s Summary of Significant Accounting Policies, the Company operates in one operating segment. Revenue and long-lived assets by geographic region, based on the physical location of the operations recording the sale or the asset, are as follows:

Revenues by geographical region (in thousands):

	Year Ended December 31,
	2012	2013	2014
United States	$51,604	$74,437	$103,356
Ireland	—	3,197	12,270
Australia	—	—	250

Total Revenue	$51,604	$77,634	$115,876

Percentage of revenues generated outside of the United States	0%	4%	11%

Total long lived assets by geographical region (in thousands):

	As of December 31, 2013	As of December 31, 2014

United States	$6,775	$10,711
Ireland	468	670
Australia	—	—

Total Long Lived Assets	$7,243	$11,381

Percentage of long lived assets held outside of the United States	6%	6%